ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Subsidiaries of Ninetowns (Detail)	12 Months Ended
Dec. 31, 2012
Ixworth Enterprises Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	British Virgin Islands ("BVI")
Effective ownership interest	100.00%
Principal activities	Investment holding
Asia Pacific Logistics Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Investment holding
Better Chance International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Investment holding
Beprecise Investments Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Investment holding
Ample Spring Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	70.00%
Principal activities	Inactive
New Take Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	Hong Kong
Effective ownership interest	100.00%
Principal activities	Investment holding
Shielder Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	Hong Kong
Effective ownership interest	100.00%
Principal activities	Investment holding
Ninetowns Land Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Inactive
China Genotown Development Holding Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Inactive
Ninetowns Organic Agricultural Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Inactive
Beijing New Take [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Investment holding
Beijing Ninetowns Times [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Investment holding
Beijing Ninetowns Ports [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Ninetowns Investment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services
Guangdong Ninetowns [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Software [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services, real estate development
Dongguan Software [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Provision of enterprise software services
Dalian Changzheng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	70.00%
Principal activities	Real estate development
Beijing Ronghe Zhihui [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software, provision of technical development services, and provision of technical consulting services
Huainan Ninetowns [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Real estate development
Huainan Huacheng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Real estate development